Average Annual Total Returns		12 Months Ended	30 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	20.78%
Blueprint Chesapeake Multi-Asset Trend ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	1.86%
Performance Inception Date			Jul. 11, 2023
Blueprint Chesapeake Multi-Asset Trend ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	1.56%
Blueprint Chesapeake Multi-Asset Trend ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	1.30%

[1]	The S&P 500 TR Index is a widely recognized market capitalization-weighted index that tracks the performance of the 500 largest publicly traded companies in the United States, representing about 80% of the total U.S. equity market capitalization.